Cabana Target Leading Sector Conservative ETF SCHEDULE OF INVESTMENTS	January 31, 2023 (Unaudited)

	Number of Shares	Value
EXCHANGE-TRADED FUNDS – 99.7%
CURRENCY – 4.9%
Invesco DB U.S. Dollar Index Bullish Fund	217,332	$5,978,803

EQUITY – 45.1%
Industrial Select Sector SPDR Fund(a)	360,644	36,731,591
Materials Select Sector SPDR Fund	75,432	6,385,319
Vanguard Dividend Appreciation ETF	39,222	6,128,830
Vanguard Mid-Cap Value ETF	43,438	6,295,469
		55,541,209
FIXED INCOME – 49.7%
BNY Mellon Core Bond ETF	142,662	6,128,760
Goldman Sachs Access Treasury 0-1 Year ETF	121,576	12,156,384
Vanguard Intermediate-Term Bond ETF	399,578	30,703,574
Vanguard Short-Term Bond ETF	79,934	6,091,770
Vanguard Tax-Exempt Bond Index ETF	121,106	6,154,607
		61,235,095
TOTAL EXCHANGE-TRADED FUNDS
(Cost $121,565,399)		122,755,107

SHORT-TERM INVESTMENTS – 0.3%

Invesco Government & Agency Portfolio - Institutional Class, 4.30%(b)	373,694	373,694
TOTAL SHORT-TERM INVESTMENTS
(Cost $373,694)		373,694
TOTAL INVESTMENTS – 100.0%
(Cost $121,939,093)		123,128,801
Liabilities in Excess of Other Assets – (0.0)%		(53,137)
TOTAL NET ASSETS – 100.0%		$123,075,664

(a)	A copy of the security’s annual report to shareholders may be obtained without charge at www.ssga.com.
(b)	The rate is the annualized seven-day yield at period end.